FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) $ in Thousands, kr in Millions	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Notional principal amount		$ 800,000		$ 500,000
NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Notional principal amount | kr	kr 750.0		kr 750.0
Spread on rate (as a percent)	3.30%	3.30%
Minimum | NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Fixed interest rate	6.40%	6.40%
Maximum | NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Fixed interest rate	6.50%	6.50%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount		$ 100,000
Notional principal, at maturity		$ 100,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.20%	1.20%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.30%	1.30%
$81,600 (remaining at $81,600)
Derivative [Line Items]
Notional principal amount		$ 81,600
Notional principal, at maturity		$ 81,600
Fixed interest rate	3.90%	3.90%
$74,473 (reducing to $59,557)
Derivative [Line Items]
Notional principal amount		$ 74,473
Notional principal, at maturity		$ 59,557
Fixed interest rate	3.90%	3.90%
$151,766 (reducing to $63,255)
Derivative [Line Items]
Notional principal amount		$ 151,766
Notional principal, at maturity		$ 63,255
$151,766 (reducing to $63,255) | Minimum
Derivative [Line Items]
Fixed interest rate	3.40%	3.40%
$151,766 (reducing to $63,255) | Maximum
Derivative [Line Items]
Fixed interest rate	3.80%	3.80%
$50,396 (reducing to $13,564)
Derivative [Line Items]
Notional principal amount		$ 50,396
Notional principal, at maturity		$ 13,564
Fixed interest rate	4.10%	4.10%
$200,000 (remaining at $200,000)
Derivative [Line Items]
Notional principal amount		$ 200,000
Notional principal, at maturity		$ 200,000
$200,000 (remaining at $200,000) | Minimum
Derivative [Line Items]
Fixed interest rate	3.50%	3.50%
$200,000 (remaining at $200,000) | Maximum
Derivative [Line Items]
Fixed interest rate	3.60%	3.60%
$50,000 (remaining at $50,000)
Derivative [Line Items]
Notional principal amount		$ 50,000
Notional principal, at maturity		$ 50,000
Fixed interest rate	3.50%	3.50%